Finance Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Finance Lease Liabilities [Abstract]
Finance Lease Liabilities

Finance lease liabilities as of December 31, 2017 and 2018 are as follows and are included in current and non-current trade and other payables, net, in the consolidated statements of financial position:

		2017		2018
		Minimum lease payments	Present value of minimum lease payments	Minimum lease payments	Present value of minimum lease payments
		In millions of won
Less than 1 year	￦	174,534	131,792	87,709	57,200
1 ~ 5 years		272,994	204,069	228,783	170,676
More than 5 years		108,748	82,399	65,250	55,930

	￦	556,276	418,260	381,742	283,806

Current and non-current portion of financial lease liabilities
Current and non-current portion of financial lease liabilities as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Current finance lease liabilities	￦	131,792	57,200
Non-current finance lease liabilities		286,468	226,606

	￦	418,260	283,806

Minimum lease payment and contingent rent payment recognized as an expense
Minimum lease payment and contingent rent payment recognized as an expense as a lessee for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Minimum lease payment	￦	158,859	111,530
Contingent rent payment		(21,024)	(18,872)

Changes in finance lease liabilities
Changes in finance lease liabilities for the years ended December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Beginning balance	￦	541,179	418,260
Cash flow		(122,919)	(134,454)
Acquisition of finance lease assets		—	—

Ending balance	￦	418,260	283,806